Accounts receivable (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable
Freight	630	585
Non-freight	206	211
Gross accounts receivable	836	796
Allowance for doubtful accounts	(16)	(21)
Net accounts receivable	820	775
Program maximum cash proceeds from securitization of accounts receivable upon initiation of five-year agreement, which expired on May 31, 2011 and was not renewed	600